Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason ETF Investment Trust
Prospectus Date	rr_ProspectusDate	Oct. 03, 2018
Document Creation Date	dei_DocumentCreationDate	Sep. 10, 2018